Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 07, 2018	Jun. 30, 2017
Document Information [Line Items]
Entity Registrant Name	Middlefield Banc Corp.
Entity Central Index Key	0000836147
Trading Symbol	mbcn
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		3,605,906
Entity Public Float			$ 151.2
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false